Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Summary of Minimum Annual Rental Payments

The following is a summary of minimum annual rental payments required under those operating leases that have original or remaining lease terms in excess of one year as of December 31, 2013:

2014	$155,374
2015	$125,503
2016	$109,737
2017	$94,932
2018	$80,956
Thereafter	$595,410